Share-based Payments - Disclosure of weighted average exercise prices for options exercised (Details)	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares
Weighted Average Options exercisable [Line Items]
Number of share options exercised (in dollars per share) | shares	577,022	577,022	2,238,187	514,410
Weighted average exercise price (in dollars per share) | £ / shares	£ 0.50		£ 0.70	£ 1.52
Vedanta
Weighted Average Options exercisable [Line Items]
Number of share options exercised (in dollars per share)	400,000	400,000	52,938	813
Weighted average exercise price (in dollars per share) | $ / shares		$ 0.02